U.S. Global Jets ETF
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.7%		Shares	Value
Australia - 1.0%
Qantas Airways, Ltd.		960,849	$6,942,863

Brazil - 1.1%
Embraer SA - ADR		128,570	7,772,057

Canada - 5.5%
Air Canada (a)		1,635,922	20,641,511
Bombardier, Inc. - Class B (a)		131,446	18,420,574
			39,062,085

Chile - 0.5%
Latam Airlines Group SA - ADR (b)		77,638	3,513,119

China - 1.1%
Air China, Ltd. - H-Shares (a)		5,492,568	4,107,807
Tongcheng Travel Holdings, Ltd.		1,249,645	3,693,397
			7,801,204

France - 2.1%
Aeroports de Paris SA		28,551	3,764,341
Air France-KLM (a)		245,095	3,287,597
Airbus SE		33,234	7,702,250
			14,754,188

Germany - 0.5%
Deutsche Lufthansa AG		427,722	3,619,630

Hong Kong - 0.5%
Cathay Pacific Airways, Ltd.		2,673,751	3,597,321

Hungary - 0.5%
Wizz Air Holdings PLC (a)		218,314	3,391,200

India - 0.5%
MakeMyTrip, Ltd. (a)(b)		37,647	3,523,759

Ireland - 1.1%
Ryanair Holdings PLC - ADR		126,505	7,618,131

Israel - 0.5%
El Al Israel Airlines (a)		809,659	3,688,713

Japan - 1.0%
ANA Holdings, Inc.		185,735	3,593,250
Japan Airlines Company, Ltd.		174,975	3,529,435
			7,122,685

Mexico - 1.4%
Grupo Aeroportuario del Centro Norte SAB de CV - ADR		31,227	3,243,548
Grupo Aeroportuario del Pacifico SAB de CV - Class B		147,158	3,465,869
Grupo Aeroportuario del Sureste SAB de CV - ADR		10,973	3,547,900
			10,257,317

Norway - 0.5%
Norwegian Air Shuttle ASA		2,220,315	3,538,648

Panama - 0.5%
Copa Holdings SA - Class A		32,319	3,840,144

Singapore - 1.6%
Singapore Airlines, Ltd.		737,392	3,727,118
Trip.com Group, Ltd. - ADR		101,210	7,610,992
			11,338,110

Spain - 2.0%
Aena SME SA		261,503	7,144,320
Amadeus IT Group SA		94,477	7,487,171
			14,631,491

Thailand - 1.1%
Airports of Thailand PCL		6,305,609	7,880,795

Turkey - 1.5%
Pegasus Hava Tasimaciligi AS (a)		706,438	3,678,545
Turk Hava Yollari AO		987,724	7,483,252
			11,161,797

United Kingdom - 1.5%
easyJet PLC		598,113	3,732,425
International Consolidated Airlines Group SA		1,390,187	7,218,764
			10,951,189

United States - 73.7%(c)
Alaska Air Group, Inc. (a)(b)		359,566	17,899,196
Allegiant Travel Company (a)		368,594	22,399,457
American Airlines Group, Inc. (a)		6,279,263	70,578,916
Boeing Company (a)		64,184	13,852,833
Booking Holdings, Inc.		2,707	14,615,824
Delta Air Lines, Inc.		1,317,814	74,785,945
Expedia Group, Inc.		68,385	14,617,294
Frontier Group Holdings, Inc. (a)(b)		4,418,356	19,507,042
General Dynamics Corporation		45,928	15,661,448
JetBlue Airways Corporation (a)(b)		4,365,872	21,480,090
Sabre Corporation (a)(b)		8,420,151	15,408,876
SkyWest, Inc. (a)		207,610	20,889,718
Southwest Airlines Company		2,578,674	82,285,487
Sun Country Airlines Holdings, Inc. (a)		1,770,136	20,905,306
Textron, Inc. (b)		184,023	15,548,103
TripAdvisor, Inc. (a)(b)		845,148	13,742,106
United Airlines Holdings, Inc. (a)		755,407	72,896,776
			527,074,417
TOTAL COMMON STOCKS (Cost $788,649,188)			713,080,863

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.6%		Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.27% (d)		33,041,344	33,041,344
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $33,041,344)			33,041,344

MONEY MARKET FUNDS - 0.2%		Shares	Value
First American Government Obligations Fund - Class X, 4.05% (d)		1,409,200	1,409,200
TOTAL MONEY MARKET FUNDS (Cost $1,409,200)			1,409,200

TOTAL INVESTMENTS - 104.5% (Cost $823,099,732)			747,531,407
Liabilities in Excess of Other Assets - (4.5)%			(32,483,425)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$715,047,982
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt
LLC - Limited Liability Company
PCL - Public Company Limited
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $30,345,297.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

U.S. Global Jets ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$713,080,863	$–	$–	$713,080,863
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	33,041,344
Money Market Funds	1,409,200	–	–	1,409,200
Total Investments	$714,490,063	$–	$–	$747,531,407

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $33,041,344 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.